Note 7 - Property and Equipment - Components of Property and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance, property and equipment		$ 9,299,513		$ 8,278,170
Balance, property and equipment		3,143,060		9,299,513		$ 8,278,170
Impairment and disposals, property and equipment				(156,717)
Property and equipment (Note 7)		9,299,513		8,278,170		8,278,170
Equipment not ready for use [member]
Statement Line Items [Line Items]
Balance, property and equipment		3,142,153		581,074
Balance, property and equipment		764,342		3,142,153		581,074
Property and equipment (Note 7)		764,342		3,142,153		581,074
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, property and equipment		316,845		450,654
Balance, property and equipment				316,845		450,654
Property and equipment (Note 7)				316,845		450,654
Machinery and equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		5,606,228		7,129,686
Balance, property and equipment		2,361,449		5,606,228		7,129,686
Property and equipment (Note 7)		2,361,449		5,606,228		7,129,686
Office equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		234,287		116,756
Balance, property and equipment		17,269		234,287		116,756
Property and equipment (Note 7)		17,269		234,287		116,756
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, property and equipment		6,149,408		4,139,627		1,955,664
Disposals, property and equipment	[1]	(5,735,980)
Balance, property and equipment		579,770		6,149,408		4,139,627
Depreciation for the year, property and equipment		166,342		2,468,604		2,183,963
Impairment and disposals, property and equipment	[2]			(458,823)
Property and equipment (Note 7)		579,770		6,149,408		4,139,627
Accumulated depreciation, amortisation and impairment [member] | Equipment not ready for use [member]
Statement Line Items [Line Items]
Balance, property and equipment
Disposals, property and equipment	[1]
Balance, property and equipment
Depreciation for the year, property and equipment
Impairment and disposals, property and equipment	[2]
Property and equipment (Note 7)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, property and equipment		350,497		216,688		83,189
Disposals, property and equipment	[1]	(350,497)
Balance, property and equipment				350,497		216,688
Depreciation for the year, property and equipment				133,809		133,499
Impairment and disposals, property and equipment	[2]
Property and equipment (Note 7)				350,497		216,688
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		5,411,757		3,665,782		1,808,308
Disposals, property and equipment	[1]	(5,044,288)
Balance, property and equipment		511,806		5,411,757		3,665,782
Depreciation for the year, property and equipment		144,337		2,201,133		1,857,474
Impairment and disposals, property and equipment	[2]			(455,158)
Property and equipment (Note 7)		511,806		5,411,757		3,665,782
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		387,154		257,157		64,167
Disposals, property and equipment	[1]	(341,195)
Balance, property and equipment		67,964		387,154		257,157
Depreciation for the year, property and equipment		22,005		133,662		192,990
Impairment and disposals, property and equipment	[2]			(3,665)
Property and equipment (Note 7)		67,964		387,154		257,157
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, property and equipment		15,448,921		12,417,797		11,319,874
Additions, property and equipment		2,044,950		3,718,152		969,797
Reclassification, property and equipment				(3,000)	[2]
Effect of changes in foreign exchange rates, property and equipment		39,270		(68,488)		128,126
Disposals, property and equipment		(13,810,311)	[1]	(615,540)	[2]
Balance, property and equipment		3,722,830		15,448,921		12,417,797
Property and equipment (Note 7)		3,722,830		15,448,921		12,417,797
Gross carrying amount [member] | Equipment not ready for use [member]
Statement Line Items [Line Items]
Balance, property and equipment		3,142,153		581,074		602,830
Additions, property and equipment		1,986,210		3,667,894		806,182
Reclassification, property and equipment				(1,086,895)	[2]	(874,371)
Effect of changes in foreign exchange rates, property and equipment		24,741		(19,920)		46,433
Disposals, property and equipment		(4,388,762)	[1]		[2]
Balance, property and equipment		764,342		3,142,153		581,074
Property and equipment (Note 7)		764,342		3,142,153		581,074
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, property and equipment		667,342		667,342		667,342
Additions, property and equipment
Reclassification, property and equipment					[2]
Effect of changes in foreign exchange rates, property and equipment
Disposals, property and equipment		(667,342)	[1]		[2]
Balance, property and equipment				667,342		667,342
Property and equipment (Note 7)				667,342		667,342
Gross carrying amount [member] | Machinery and equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		11,017,985		10,795,468		9,734,885
Additions, property and equipment		39,260				113,433
Reclassification, property and equipment				881,221	[2]	874,371
Effect of changes in foreign exchange rates, property and equipment		14,529		(46,829)		72,779
Disposals, property and equipment		(8,198,519)	[1]	(611,875)	[2]
Balance, property and equipment		2,873,255		11,017,985		10,795,468
Property and equipment (Note 7)		2,873,255		11,017,985		10,795,468
Gross carrying amount [member] | Office equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment		621,441		373,913		314,817
Additions, property and equipment		19,480		50,258		50,182
Reclassification, property and equipment				202,674	[2]
Effect of changes in foreign exchange rates, property and equipment				(1,739)		8,914
Disposals, property and equipment		(555,688)	[1]	(3,665)	[2]
Balance, property and equipment		85,233		621,441		373,913
Property and equipment (Note 7)		$ 85,233		$ 621,441		$ 373,913

[1]	On November 8, 2019, the Company disposed of property and equipment used in the operations DenseLight.
[2]	During 2018, $3,000 relating to certain property and equipment were reclassified to non-current assets held for sale and was sold in December 2018 while $156,717 was recorded as an impairment loss and was included in discontinued operations.